UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: March 31 ,2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

CLOSED-END MUTUAL FUNDS - 2.03%
2,500	Pimco Corporate Opportunity Fund	$ 51,925

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $37,198) - 2.03%		$ 51,925

CONVERTIBLE BONDS - 88.20%

Chemical-Diversification - 2.11%
50,000	E.I. Du Pont De Nemour, 5.000%, 07/15/2013	53,954

Commerce-Banks Southern US - 1.19%
30,000	Regions Financial Corp., 4.875%, 04/26/2013	30,457

Diversified Banking Institution - 4.06%
100,000	Bank of America Corp., 4.500%, 04/01/2015	103,841

Finance Investor Broker-Banker - 8.11%
100,000	Merrill Lynch, 5.770%, 07/25/2011 MTN	101,681
100,000	Merrill Lynch, 6.050%, 05/16/2016	105,689
		207,370
Medical-HMO - 8.39%
200,000	United Health Group, 4.750%, 02/10/2014	214,550

Metal-Aluminum - 8.34%
200,000	Alcoa, Inc., 5.375%, 01/15/2013	213,286

Motorcycles, Bicycles & Parts - 2.04%
50,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	52,176

Multi-Line Insurance - 5.29%
30,000	Hartford Financial Services Group, Inc., 4.000%, 03/30/2015	30,455
100,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	104,877
		135,332
Oil Refining & Marketing - 1.25%
30,000	Sunoco, Inc., 5.750%, 01/15/2017	31,902

Printing-Commercial - 1.22%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	31,110

Sovereign Agency - 38.85%
50,000	Federal Farm Credit Bank, 1.980%, 11/24/2015	49,227
50,000	Federal Farm Credit Bank, 2.050%, 12/21/2015	49,061
50,000	Federal Farm Credit Bank, 2.450%, 12/28/2015	49,646
39,000	Federal Farm Credit Bank, 4.750%, 12/12/2013	42,561
50,000	Federal Home Loan Bank, 2.250%, 06/02/2014	50,117
100,000	Federal Home Loan Bank, Call/Step, 1.000%, 09/23/2015 **	99,344
50,000	Federal Home Loan Mortgage Corp., 1.000%, 05/24/2013	49,878
150,000	Federal Home Loan Mortgage Corp., 1.500%, 06/15/2015 **	150,554
100,000	Federal Home Loan Mortgage Corp., 2.000%, 07/27/2022	97,939
100,000	Federal Home Loan Mortgage Corp., 4.375%, 11/09/2011	102,422
100,000	Federal National Mortgage Association, 1.375%, 07/19/2013	100,066
50,000	Federal National Mortgage Association, 2.250%, 03/28/2016	49,426
100,000	Federal National Mortgage Association, 2.625%, 11/20/2014	103,143
		993,384
Super-Regional Banks US - 4.00%
100,000	Capital One, 5.700%, 09/15/2011	102,216

Telephone-Integrated - 1.25%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	32,046

Tobacco - 2.10%
50,000	Philip Morris Intl., 4.875%, 05/16/2013	53,616

TOTAL FOR CONVERTIBLE BONDS (Cost $2,209,752) - 88.20%		$ 2,255,240

EXCHANGE TRADED FUNDS - 2.99%
700	iShares Lehman Tips Bond	76,412

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $70,602) - 2.99%		$ 76,412

SHORT TERM INVESTMENTS - 5.98%
152,835	Federated Prime Obligation Fund-Institutional Shares 0.16% ** (Cost $152,835)	152,835

TOTAL INVESTMENTS (Cost $2,470,387) - 99.19%		$ 2,536,412

OTHER ASSETS LESS LIABILITIES - 0.81%		20,685

NET ASSETS - 100.00%		$ 2,557,097

** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,470,387 amounted to $66,025, which consisted of aggregate gross unrealized appreciation of $75,430 and aggregate gross unrealized depreciation of $9,405.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$76,412	$0	$0	$76,412
Convertible Bonds	$0	$2,255,240	$0	$2,255,240
Mutual Funds	$51,925	$0	$0	$51,925
Cash Equivalents	$152,835	$0	$0	$152,835
Total	$281,172	$2,255,240	$0	$2,536,412

	Staar Short-Term Bond Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

CONVERTIBLE BONDS - 79.01%

Airlines - 6.61%
100,000	Southwest Airlines Co., 6.500%, 03/01/2012	$ 104,615

Auto Cars/Light Trucks - 6.63%
100,000	Daimler Finance NA LLC., 7.300%, 01/15/2012	105,039

Commerce-Banks Western US - 4.63%
38,000	Capmark Bank, 5.000%, 07/02/2031	41,079
30,000	Morgan Stanley CD, 4.250%, 12/16/2013	32,171
		73,250
Diversified Banking Institution - 6.76%
100,000	Citigroup, Inc., 5.500%, 04/11/2013	107,001

Diversified Financial Services - 9.09%
140,000	American Express Travel, 5.250%, 11/21/2011	143,909

Food Miscellaneous/Diversified - 3.42%
50,000	Kraft Foods, Inc., 6.000%, 02/11/2013	54,099

Metal-Aluminum - 6.73%
100,000	Alcoa, Inc., 5.375%, 01/15/2013	106,643

Motorcycles, Bicycles & Parts - 9.89%
150,000	Harley-Davidson, Inc., 5.250%, 12/15/2012	156,529

Office Automation & Equipment - 3.22%
50,000	Xerox Corp., 6.875%, 08/15/2011	51,064

Sovereign Agency - 18.80%
25,000	Federal Farm Credit Bank, 4.600%, 12/27/2012	26,661
20,000	Federal Farm Credit Bank, 5.050%, 11/25/2013	21,943
25,000	Federal Home Loan Bank, 4.000%, 12/13/2013	26,769
30,000	Federal Home Loan Mortgage Corp., 1.000%, 05/24/2013	29,927
30,000	Federal Home Loan Mortgage Corp., 1.150%, 09/03/2013	29,861
35,000	Federal Home Loan Mortgage Corp., 1.500%, 07/12/2013	35,052
50,000	Federal National Mortgage Association, 1.375%, 07/19/2013	50,033
50,000	Federal National Mortgage Association, 2.000%, 01/30/2012	50,650
25,000	Federal National Mortgage Association, 4.220%, 09/26/2013	26,866
		297,762
Super-Regional Banks US - 3.23%
50,000	IB-Capital One, 5.700% 09/15/2011	51,108

TOTAL FOR CONVERTIBLE BONDS (Cost $1,249,436) - 79.01%		$ 1,251,019

EXCHANGE TRADED FUNDS - 9.52%
1,800	iShares Lehman 1-3 Year Treasury Bond	150,750

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $151,395) - 9.52%		$ 150,750

SHORT TERM INVESTMENTS - 10.90%
172,650	Federated Prime Obligations Fund-Institutional Shares 0.16% ** (Cost $172,650)	172,650

TOTAL INVESTMENTS (Cost $1,573,481) - 99.43%		1,574,419

OTHER ASSETS LESS LIABILITIES - 0.57%		9,047

NET ASSETS - 100.00%		$ 1,583,466

** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,573,481 amounted to $937, which consisted of aggregate gross unrealized appreciation of $10,935 and aggregate gross unrealized depreciation of $9,998.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$0	$0	$0
Exchange Traded Funds	$150,750	$0	$0	$150,750
Convertible Bonds	$0	$1,251,019	$0	$1,251,019
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$172,650	$0	$0	$172,650
Total	$323,400	$1,251,019	$0	$1,574,419

	Staar Larger Company Stock Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 11.78%

Bituminous Coal & Lignite Mining - 0.78%
200	Walter Energy, Inc.	$ 27,086

Canned, Frozen & Preserved Fruit, Veg & Food Specialties 0.42%
300	Heinz H J Co.	14,646

Computer & Office Equipment - 0.47%
100	International Business Machines Corp.	16,307

Computer Storage Devices-0.77%
1,000	EMC Corp. *	26,560

Converted Paper & Paper Products (No Containers/Boxes) - 0.38%
200	Kimberly Clark Corp.	13,054

Crude Petroleum & Natural Gas - 0.47%
200	Anadarko Petroleum Corp.	16,384

Drawing & Insulating Nonferrous Wire - 0.48%
800	Corning, Inc.	16,504

Electric Services - 0.88%
600	PPL Corp.	15,180
400	Southern Co.	15,244
		30,424
Electronic Connectors - 0.47%
300	Amphenol Corp., New Class-A	16,317

Engines & Turbines - 0.14%
150	Babcock & Wilcox Co. *	5,007

Fabricated Plate Work (Boiler Shops) - 0.51%
700	McDermott International Panama *	17,773

Heavy Construction Other Than Building Const Contractors - 0.30%
200	Jacobs Engineering Group, Inc. *	10,286

Laboratory Analytical Instruments - 0.50%
200	Waters Corp. *	17,380

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 0.28%
100	V.F. Corp.	9,853

National Commercial Banks - 0.37%
400	Wells Fargo & Co.	12,684

Petroleum Refining - 1.18%
200	BP Prudhoe Bay Royalty Trust	23,964
200	Hess Corp.	17,042
		41,006
Pumps & Pumping Equipment 0.74%
200	Flowserv Corp.	25,760

Railroads, Line-Haul Operating - 0.23%
100	CSX Corp.	7,860

Retail-Drug Stores & Proprietary Stores 0.12%
100	Walgreen Co.	4,014

Retail-Eating Places - 0.44%
200	McDonalds Corp.	15,218

Retail-Lumber & Other Building Materials Dealers - 0.43%
400	Home Depot, Inc.	14,824

Retail-Variety Stores - 0.42%
200	Costco Wholesale Corp.	14,664

Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.30%
300	Flir Systems, Inc.	10,383

State Commercial Banks - 0.15%
100	Northern Trust Corp.	5,075

Surgical & Medical Instruments - 0.54%
200	3M Co.	18,700

TOTAL FOR COMMON STOCK (Cost $330,153) - 11.78%		$ 407,769

EXCHANGE TRADED FUNDS - 17.64%

900	Internet HOLDR's	$ 65,331
200	iShares DJ US Basic Materials Sector Index	16,352
200	iShares DJ US Healthcare Sector Index	13,828
600	iShares DJ US Medical Devices Index	38,550
200	iShares DJ US Real Estate	11,880
200	iShares NASDAQ Biotechnology	20,032
4,600	iShares Russell Midcap Growth Index Fund	280,186
700	iShares S&P 500 Index	93,107
400	iShares S&P Global Technology Sector Fund	25,032
600	iShares S&P North American Natural Resources	28,110
200	iShares S&P North American Tech Software Index	12,400
100	Vanguard REIT Index	5,847

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $522,994) - 17.64%		$ 610,655

OPEN-END MUTUAL FUNDS - 67.54%

10,060	American Fundamental Investors Fund Class F-1	$ 392,125
17,354	Brown Advisory Growth Equity Fund Institutional	234,627
4,050	Calamos Growth Fund Class-A	231,296
6,425	Fairholme Funds	223,335
12,722	Franklin Rising Dividends Fund Class-A	434,573
5,165	Heartland Select Value	161,817
4,956	Mairs & Power Growth	376,302
2,272	Tocqueville Fund	53,812
13,129	Yacktman Funds	229,753

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,735,403) - 67.54%		$ 2,337,640

SHORT TERM INVESTMENTS - 2.96%
102,493	Federated Prime Obligations Fund-Institutional Shares 0.16% ** (Cost $102,493)	102,493

TOTAL INVESTMENTS (Cost $2,691,043) - 99.93%		3,458,557

OTHER ASSETS LESS LIABILITIES - 0.07%		2,343

NET ASSETS - 100.00%		$ 3,460,900

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At March 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,691,043 amounted to $767,496, which consisted of aggregate gross unrealized appreciation of $780,901 and aggregate gross unrealized depreciation of $13,405.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$407,769	$0	$0	$407,769
Exchange Traded Funds	$610,655	$0	$0	$610,655
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,337,640	$0	$0	$2,337,640
Cash Equivalents	$102,493	$0	$0	$102,493
Total	$3,458,557	$0	$0	$3,458,557

	Staar Smaller Company Stock Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 7.39%

Deep Sea Foreign Transportation of Freight - 0.34%
2,000	StealthGas, Inc. *	$ 12,578

Footwear, (No Rubber) - 0.38%
300	Steve Madden Ltd. *	14,079

Lumber & Wood Products (No Furniture) - 0.46%
400	Koppers Holdings, Inc.	17,080

Miscellaneous Chemical Products - 0.37%
500	Nalco Holding Co.	13,655

Miscellaneous Fabricated Metal Products - 0.19%
200	Shaw Group, Inc. *	7,082

Miscellaneous Food Preparation - 0.84%
8,000	Inventure Foods, Inc. *	30,800

Semiconductors & Related Devices - 0.46%
300	NVE Corp. *	16,902

Services-Business Services, NEC - 0.58%
400	Web MD Health Corp. *	21,368

Services-Computer Integrated Systems Design - 0.68%
300	Quality Systems, Inc.	25,002

Services-Equipment Rental & Leasing, NEC - 1.61%
1,600	Textainer Group Holding Ltd.	59,456

State Commercial Banks - 0.16%
300	Chemical Financial Corp.	5,979

Surgical & Medical Instruments - 0.36%
300	ICU Medical, Inc. *	13,134

Switchgear & Swithboard Apparatus - 0.32%
300	Powell Industries, Inc. *	11,832

Wholesale-Hardware & Plumbing - 0.38%
200	Watsco, Inc.	13,942

Wholesale-Misc Durable Goods 0.26%
400	Pool Corp.	9,644

TOTAL FOR COMMON STOCK (Cost $196,114) - 7.39%		$ 272,533

EXCHANGE TRADED FUNDS - 16.97%

100	iShares Russell 2000 Growth Index Fund	$ 9,534
200	iShares Russell 2000 Index Fund	16,834
2,000	iShares Russell 2000 Value Index Fund	150,760
700	iShares Russell MicroCap Index	37,212
1,700	iShares S&P Smallcap 600 Growth	134,334
300	Jefferies TR/J CRB Wildcatters Exploration & Production ETF	17,063
500	Market Vectors Environmental Service	26,875
400	PowerShares Global Water Portfolio	8,172
1,000	PowerShares Lux Nanotech *	9,604
1,700	PowerShares Wilderhill Clean Energy *	18,309
700	WisdomTree Midcap Earnings Fund	41,104
3,200	WisdomTree Smallcap Dividend Fund	155,744

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $520,136) - 16.97%		$ 625,545

OPEN-END MUTUAL FUNDS - 72.39%

10,443	Columbia Acorn Fund Class-Z	$ 333,139
12,013	Franklin MicroCap Value Fund	418,999
8,954	Keeley Small Cap Value Fund Class-A	244,176
20,242	Royce MicroCap Investment Fund	382,362
16,898	Royce Opportunity Fund	217,812
9,330	Satuit Capital MicroCap Fund Class-A *	327,847
15,178	The Aberdeen Small Cap Fund Class-A	247,243
80,802	Wasatch Smallcap Value Fund *	315,935
12,492	William Blair Value Discovery Fund I	181,756

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $2,187,316) - 72.39%		$ 2,669,269

REAL ESTATE INVESTMENT TRUSTS - 0.60%
500	Eastgroup Properties, Inc.	21,985

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $18,365) - 0.60%		$ 21,985

TOTAL FOR SECURITIES - 97.35%		$ 3,589,332

SHORT TERM INVESTMENTS - 2.58%
95,011	Federated Prime Obligations Fund-Institutional Shares 0.16% ** (Cost $95,011)	95,011

TOTAL INVESTMENTS (Cost $3,016,942) - 99.93%		3,684,343

OTHER ASSETS LESS LIABILITIES - 0.07%		2,756

NET ASSETS - 100.00%		$ 3,687,099

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS
At March 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,016,942 amounted to $667,387, which consisted of aggregate gross unrealized appreciation of
$779,709 and aggregate gross unrealized depreciation of $112,322.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$272,533	$0	$0	$272,533
Exchange Traded Funds	$625,545	$0	$0	$625,545
REITS	$21,985	$0	$0	$21,985
Mutual Funds	$2,669,269	$0	$0	$2,669,269
Cash Equivalents	$95,011	$0	$0	$95,011
Total	$3,684,343	$0	$0	$3,684,343

	Staar International Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 2.99%

Beverages - 0.47%
200	Diago Plc ADR	$ 15,244

Deep Sea Foreign Transportation of Freight - 0.25%
400	Ship Finance International Ltd.	8,292

Metal Mining - 0.23%
600	Thompson Creek Metals Co. Inc. *	7,524

Motor Vehicles & Passenger Car - 0.60%
700	Tata Motors Ltd. ADR	19,453

Semiconductors & Related Devices - 0.19%
1,000	Siliconware Precision Industries Co.	6,040

Services-Business Services, NEC - 0.67%
400	Accenture Plc	21,988

Services-Equipment Rental & Leasing - 0.23%
200	Textainer Group Holding Ltd.	7,432

Telephone Commutations (No Radio) - 0.36%
200	American Movil S.A.B. ADR	11,620

TOTAL FOR COMMON STOCK (Cost $84,488) - 2.99%		$ 97,593

EXCHANGE TRADED FUNDS - 16.52%

300	Builders Emerging Markets 50 ADR Index	$ 14,556
500	First Trust ISE Chindia Index	13,260
1,600	iShares MSCI Australia Index Fund	42,592
500	iShares MSCI Austria Index Fund	11,700
1,600	iShares MSCI Belgium Index Fund	22,576
300	iShares MSCI Brazil Index	31,004
400	iShares MSCI Canada Index	13,444
300	iShares MSCI Chile Investable Market Index	21,552
2,000	iShares MSCI Eafe Index	120,160
1,000	iShares MSCI Emerging Markets Index Fund	48,670
1,500	iShares MSCI Malaysia Index Fund	22,185
1,300	iShares MSCI Singapore Index Fund	17,771
200	iShares MSCI Sweden Index Fund	6,558
2,500	iShares MSCI Taiwan Index	37,156
300	iShares MSCI Turkey Investable Markets	19,152
650	iShares S&P Latin American 40 Index Fund	34,964
600	SPDR S&P Emerging Asia Pacific Fund	51,108
400	WisdomTree India Earnings Fund	9,920

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $447,310) - 16.52%		$ 538,328

OPEN-END MUTUAL FUNDS - 77.45%

10,694	AF Europacific Growth Fund F-1	$ 455,459
1,438	Eaton Vance Greater India Fund Class-A	37,952
7,891	Harbor International Institutional Fund Class-C	497,401
4,383	Marsico International Opportunities Fund	59,570
10,205	Putnam International Capital Opportunity Fund	373,907
11,455	Saturna Sextant International Institutional Fund	182,940
14,234	Templeton Developing Markets Fund Class-A	369,096
47,296	Templeton Foreign Fund Class-A	351,879
14,009	The Aberdeen Intl. Equity Fund Instl SV	195,979

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,664,219) - 77.45%		$ 2,524,183

SHORT TERM INVESTMENTS - 2.99%
97,449	Federated Prime Obligations Fund-Institutional Shares 0.16% ** (Cost $97,449)	97,449

TOTAL INVESTMENTS (Cost $2,293,466) - 99.95%		3,257,553

OTHER ASSETS LESS LIABILITIES - 0.05%		1,674

NET ASSETS - 100.00%		$ 3,259,227

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS
At March 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,293,466 amounted to $964,073, which consisted of aggregate gross unrealized appreciation of
$1,036,428 and aggregate gross unrealized depreciation of $72,355.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$97,593	$0	$0	$97,593
Exchange Traded Funds	$538,328	$0	$0	$538,328
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,524,183	$0	$0	$2,524,183
Cash Equivalents	$97,449	$0	$0	$97,449
Total	$3,257,553	$0	$0	$3,257,553

	Staar Alternative Categories Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 15.14%

Beverages - 0.67%
300	Diago Plc ADR	$ 22,866

Bituminous Coal & Lignite Mining - 1.15%
200	Alpha Natural Resources, Inc. *	11,874
200	Walter Energy, Inc.	27,086
		38,960
Computer Storage Devices - 0.70%
900	EMC Corp. *	23,904

Converted Paper & Paper Products (No Containers/Boxes) - 0.38%
200	Kimberly Clark Corp.	13,054

Crude Petroleum & Natural Gas - 0.72%
300	Anadarko Petroleum Corp.	24,576

Electric Services - 0.78%
600	PPL Corp.	15,180
300	Southern Co.	11,433
		26,613
Electronic Connectors - 0.32%
200	Amphenol Corp. Class A	10,878

Industrial Organic Chemicals - 0.35%
300	Lyondellbasell Industries	11,865

Fabricated Plate Work (Boiler Shops) - 0.52%
700	McDermott International Panama *	17,773

Laboratory Analytical Instruments - 0.51%
200	Waters Corp. *	17,380

Miscellaneous Food Preparation - 0.40%
3,500	Inventure Foods, Inc. *	13,475

Motor Vehicle & Passenger Car - 0.33%
400	Tata Motors Ltd. ADR	11,116

Perfumes, Cosmetics & Other Toilet Preparations - 0.22%
500	United Guardian, Inc.	7,550

Petroleum Refining - 1.21%
200	BP Prudhoe Bay Royalty Trust	23,964
200	Hess Corp.	17,042
		41,006
Pharmaceutical Preparations - 0.31%
400	Bristol Myers Squibb Co.	10,572

Pumps & Pumping Equipment - 0.76%
200	Flowserv Corp.	25,760

Railroads, Line-Haul Operating - 0.46%
200	CSX Corp.	15,720

Refuse Systems - 0.22%
200	Waste Management, Inc.	7,468

Retail-Drug Stores & Proprietary Stores - 0.35%
300	Walgreen Co.	12,042

Retail-Eating Places - 0.45%
200	McDonalds Corp.	15,218

Retail-Variety Stores - 0.43%
200	Costco Wholesale Corp.	14,664

Semiconductors & Related Devices - 0.71%
300	NVE Corp. *	16,902
1,200	Siliconware Precision Industries Co.	7,248
		24,150
Services-Business Services, NEC - 0.49%
300	Accenture Plc	16,491

Services-Computer Integrated Systems Design - 0.74%
300	Quality Systems, Inc.	25,002

Services-Equipment Rental & Leasing, NEC - 1.09%
1,000	Textainer Group Holding Ltd.	37,160

Surgical & Medical Instruments - 0.52%
400	ICU Medical, Inc. *	17,512

Telephone Commutations (No Radio) - 0.34%
200	American Movil S.A.B. ADR	11,620

TOTAL FOR COMMON STOCK (Cost $384,325) - 15.14%		$ 514,395

EXCHANGE TRADED FUNDS - 38.41%

1,800	Bldrs Emerging Markets 50 ADR Index	$ 87,336
500	First Trust-Ise Chindia Index	13,260
1,000	First Trust-Ise Revere Natural Gas	23,350
1,000	Internet HOLDR's Trust	72,590
300	iShares DJ US Basic Materials Sector	24,528
400	iShares DJ US Healthcare Sector Index	27,656
1,000	iShares DJ US Medical Devices Index	64,250
300	iShares Dow Jones US Real Estate	17,820
1,700	iShares MSCI Australia Index Fund	45,254
200	iShares MSCI Brazil Index	15,502
200	iShares MSCI Chile Investable Market Index	14,368
200	iShares MSCI Eafe Index	12,016
700	iShares MSCI Taiwan Index	10,404
300	iShares NASDAQ Biotechnology	30,048
500	iShares Russell 2000 Index Fund	42,085
300	iShares Russell MicroCap Index	15,948
5,300	iShares Russell Midcap Growth Index Fund	322,823
100	iShares S&P Global Energy	4,442
100	iShares S&P Global Healthcare Index Fund	5,410
500	iShares S&P Global Infrastructure	18,465
700	iShares S&P Global Technology Sector Fund	43,806
250	iShares S&P Latin American 40 Index Fund	13,448
700	iShares S&P North American Natural Resources	32,795
400	iShares S&P North American Tech-Media Index	14,236
300	iShares S&P North American Tech-Software Index	18,600
1,200	iShares Silver Trust *	44,124
200	Jefferies TR/J CRB Wildcatters Exploration & Production ETF	11,375
500	Market Vectors-Environmental Services	26,875
300	Market Vectors-AgriBusiness ETF	16,812
800	Market Vectors-Nuclear Energy ETF	18,408
900	PowerShares Cleantech Portfolio	26,527
800	PowerShares Dyn Leisure & Entertainment	15,312
600	PowerShares Global Water Portfolio	12,258
1,500	PowerShares Lux Nanotech *	14,407
1,000	PowerShares Wilderhill Clean Energy *	10,770
400	SPDR Dow Jones Wilshire REIT Fund	25,840
800	SPDR S&P Emerging Asia Pacific Fund	68,144
100	Vanguard REIT Index ETF	5,847
300	WisdomTree Midcap Earnings	17,616

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,078,654) - 38.41%		$ 1,304,755

OPEN-END MUTUAL FUNDS - 41.74%

1,195	AF Smallcap World Fund F-1	$ 47,278
1,420	Eaton Vance Greater India Fund Class-A	37,491
8,511	Franklin Mutual Discovery Fund Class-A	257,364
5,939	Franklin Natural Resources Fund Class-A	264,463
3,849	Ivy Pacific Opportunity Fund Class-A	65,202
12,187	Live Oak Health Sciences Fund	163,304
3,886	Matthews Asian Growth & Income Fund	70,183
1,586	Muhlenkamp Fund	89,884
5,936	Neuberger & Berman Focus Class-Advisor	62,623
743	Permanent Portfolio Fund	35,319
2,310	Vanguard Energy Fund	171,563
1,182	Vanguard Health Care Fund	153,132

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $980,310) - 41.74%		$ 1,417,806

REAL ESTATE INVESTMENT TRUSTS - 0.52%
400	Eastgroup Properties, Inc.	17,588

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $14,880) - 0.52%		$ 17,588

SHORT TERM INVESTMENTS - 4.13%
140,465	Federated Prime Obligations Fund-Institutional Shares 0.16%** (Cost $140,465)	140,465

TOTAL INVESTMENTS (Cost $2,598,634) - 99.94%		$ 3,395,009

OTHER ASSETS LESS LIABILITIES - 0.06%		2,150

NET ASSETS - 100.00%		$ 3,397,159

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At March 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,598,634 amounted to $796,328, which consisted of aggregate gross unrealized appreciation of $853,577 and aggregate gross unrealized depreciation of $57,249.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$514,395	$0	$0	$514,395
Exchange Traded Funds	$1,304,755	$0	$0	$1,304,755
REITS	$17,588	$0	$0	$17,588
Mutual Funds	$1,417,806	$0	$0	$1,417,806
Cash Equivalents	$140,465	$0	$0	$140,465
Total	$3,395,009	$0	$0	$3,395,009

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 05/27/2011

The STAAR Investment Trust

(Registrant)

Date 05/27/2011